Exploration Properties Sale - Additional Information (Details) - Coeur Rochester Inc - USD ($) $ in Thousands		12 Months Ended
	Nov. 19, 2018	Dec. 31, 2018
Disclosure Of Assets Disposal [Line Items]
Proceeds from sale of assets	$ 19,000
Value of Common Stock Shares received as consideration for sale of assets	$ 18,782
Loss on disposal of assets		$ 1,589
Loss on sale of shares		$ 967